                      151 Farmington Avenue   LINDA T. TUDAN
                      Hartford, CT  06156     Prospectus Unit
                                              Products Group, TS41
                                              860-273-0437
                                              Fax: 860-273-3004
December 5, 1996

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


RE:  AETNA LIFE INSURANCE AND ANNUITY COMPANY AND ITS VARIABLE ANNUITY
     ACCOUNT C --
     FILE NO. 33-75982, 811-2513


     PROSPECTUS TITLE:  VARIABLE ANNUITY CONTRACTS FOR PUBLIC
     EMPLOYER DEFERRED COMPENSATION PLANS (SECTION 457)


Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, this is to certify that the Supplement contained in Post-Effective Amendment No. 11 to the Registration Statement for the above referenced Registrant does not differ from that which was filed electronically on November 27, 1996, to be effective December 2, 1996. In addition, the text of the Prospectus and Statement of Additional Information has not changed since such filing; therefore, in reliance upon paragraph (j) of Rule 497, the Prospectus and Statement of Additional Information are not included herewith.

If you have any questions regarding this submission, please contact the undersigned at (860) 273-0437.

Sincerely,

/s/ Linda T. Tudan

Linda T. Tudan
Prospectus Unit